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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549
                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment |_|; Amendment Number: __________

This Amendment (Check only one):
                  |_| is a restatement.
                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    ALPS Advisers, Inc.
Address: 1290 Broadway, Suite 1100
         Denver, CO 80203

Form 13F File Number: 028-12230

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Bradley J. Swenson
Title: Chief Compliance Officer
Phone: 303-623-2577

Signature, Place, and Date of Signing:


/s/ Bradley J. Swenson        Denver, Colorado   November 13, 2008
---------------------------   ----------------   -----------------
[Signature]                   [City, State]      [Date]

Report Type (Check only one):

|_| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report and all holdings are reported by other reporting manager(s).)

|X| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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List of Other Managers Reporting for this Manager:

FORM 13F FILE NUMBER   NAME
--------------------   ----------------------------------
28-01127               Chase Investment Counsel Corp.
28-05690               Matrix Asset Advisors, Inc.
28-06683               TCW Investment Management Co.
28-03579               Schneider Capital Management Corp.
28-04129               M.A. Weatherbie and Co., Inc.
28-03791               Pzena Investment Management
28-12592               The Bank of New York Mellon

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 48

Form 13F Information Table Value Total: $86,371.55 (thousands)

List of Other Included Managers:

No. Form 13F File Number Name

NONE

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Form 13(F) Information Table

                                                                        SHARES
                                        TITLE OF              VALUE     OR PRN  SH/ PUT/ INVESTMENT   OTHER     VOTING AUTHORITY
              NAME OF ISSUER             CLASS     CUSIP    (X$1,000)   AMOUNT  PRN CALL DISCRETION MANAGERS    SOLE   SHARED NONE
                 COLUMN 1               COLUMN 2  COLUMN 3  COLUMN 4   COLUMN 5           COLUMN 6  COLUMN 7         COLUMN 8
Vanguard Total Bond Total Bond Mkt. ETF  ETF     921937835 $ 8,308.67    109874  SH        DEFINED              109874
Vanguard Short Term Term Bond ETF        ETF     921937827 $ 4,137.97     53712  SH        DEFINED               53712
iPath Dow Jones AIG Dow Jones Commodity  ETN     06738C778 $ 1,524.24     29574  SH        DEFINED               29574
iShares MSCI EAFE Index Fund             ETF     464287465 $ 6,513.91    115700  SH        DEFINED              115700
iShares S&P 500 Index                    ETF     464287200 $15,218.25    129517  SH        DEFINED              129517
iShares Lehman US TIPS                   ETF     464287176 $ 3,295.69     32534  SH        DEFINED               32534
Vanguard Small Cap                       ETF     922908751 $ 3,558.96     59178  SH        DEFINED               59178
Vanguard REIT ETF                        ETF     922908553 $ 1,220.50     20084  SH        DEFINED               20084
Vanguard Emerging Market ETF             ETF     922042858 $ 1,283.39     37028  SH        DEFINED               37028
3I Infrastructure Lt                     Common    B1RJLF8 $ 1,087.33   561,100  SH        DEFINED             561,100
NIF SMBC Ventures Co                     Common    6451828 $   510.72       660  SH        DEFINED                 660
Japan Asia Invest Co                     Common    6481472 $   239.76   125,000  SH        DEFINED             125,000
AP Alternative Asset                     Common    B15Y0C5 $ 1,153.54   121,425  SH        DEFINED             121,425
American Capital                         Common  02503Y103 $ 2,044.88    80,160  SH        DEFINED              80,160
Brait                                    Common    6896292 $   600.07   277,710  SH        DEFINED             277,710
Babcock & Brown                          Common    6617404 $   606.20 2,324,525  SH        DEFINED           2,324,525
BlackRock Kelso                          Common  092533108 $   560.13    48,580  SH        DEFINED              48,580
Blackstone Group LP                      Common  09253U108 $   891.64    58,125  SH        DEFINED              58,125
Conversus Capital LP                     Common    B1WR8K1 $ 2,097.06    97,765  SH        DEFINED              97,765
Candover Investments                     Common    0171315 $ 1,284.19    36,760  SH        DEFINED              36,760
CapMan Oyj                               Common    7086605 $   561.37   215,546  SH        DEFINED             215,546
CapitalSource Inc                        Common  14055X102 $ 1,388.79   112,910  SH        DEFINED             112,910
Capital Southwest                        Common  140501107 $ 1,303.73     9,178  SH        DEFINED               9,178
Continental Venture (Closed-End)         Common    6219673 $   464.82   588,196  SH        DEFINED             588,196
Deutsche Beteiligung                     Common    5066331 $   709.39    38,030  SH        DEFINED              38,030
European Capital Ltd                     Common    B1VN4N5 $   817.27   170,243  SH        DEFINED             170,243
Electra Private Equi                     Common    0308544 $   785.16    35,760  SH        DEFINED              35,760
Fortress Investment Class A              Common  34958B106 $   984.06    93,720  SH        DEFINED              93,720
GIMV N.V.                                Common    5249080 $ 1,070.73    22,985  SH        DEFINED              22,985
Graphite Enterprises                     Common    0329200 $   885.01   140,225  SH        DEFINED             140,225
Hal Trust                                Common    4402839 $ 1,189.24    13,625  SH        DEFINED              13,625
HgCapital Trust                          Common    0392105 $   869.08    61,800  SH        DEFINED              61,800
3i Group PLC                             Common    B1YW440 $ 2,417.42   192,055  SH        DEFINED             192,055
IP Group PLC                             Common    B128J45 $   403.97   249,700  SH        DEFINED             249,700
KKR Financial Hldg                       Common  48248A306 $   342.77    53,895  SH        DEFINED              53,895
KKR Private Equity                       Common    B13BNQ3 $ 2,780.14   295,760  SH        DEFINED             295,760
Altamir Amboise                          Common    B1YJJ57 $   983.99   128,249  SH        DEFINED             128,249
Leucadia National Co                     Common  527288104 $ 2,085.92    45,905  SH        DEFINED              45,905
Wendel                                   Common    7390113 $ 1,096.22    14,005  SH        DEFINED              14,005
Macquarie Intl Infra                     Common    B07NLK8 $   693.58 2,239,500  SH        DEFINED           2,239,500
MVC Capital Inc                          Common  553829102 $   851.87    55,860  SH        DEFINED              55,860
NGP Capital Resource                     Common  62912R107 $   448.39    30,775  SH        DEFINED              30,775
Onex Corporation                         Common  68272K103 $ 2,270.65    87,970  SH        DEFINED              87,970

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Partners Group Global Opp.               Common    B16KPY9 $   627.04    73,621  SH        DEFINED              73,621
Prospect Energy Corp                     Common  74348T102 $   448.35    35,000  SH        DEFINED              35,000
Ratos AB                                 Common    B130WD0 $ 1,772.57    79,180  SH        DEFINED              79,180
Eurazeo                                  Common    7042395 $ 1,468.49    17,650  SH        DEFINED              17,650
SVG Capital PLC                          Common    0789235 $   514.40    58,100  SH        DEFINED              58,100
                                                           $86,371.55   9478454                                9478454